S000077298 [Member] Investment Strategy - Putnam ESG High Yield ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that the fund’s Investment Manager, as defined below, believes meet relevant environmental, social or governance (“ESG”) criteria on a sector-specific basis (“ESG criteria”). The fund invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). The fund may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the fund invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet the Investment Manager’s ESG criteria. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The Investment Manager may not apply ESG criteria to investments that are not subject to the fund’s 80% policy and such investments may not meet the Investment Manager’s ESG criteria. The fund will not necessarily sell an investment if it no longer meets the Investment Manager’s ESG criteria after purchase, subject to compliance with the 80% policy.
In evaluating investments for the fund, the Investment Manager identifies relevant ESG criteria for specific sectors, subsectors or countries using an internally developed framework, which may take into account independent third party ESG data. The Investment Manager identifies specific ESG criteria (i.e., quality of board, quality of management, product safety and quality, workforce relations, emissions and waste management, or energy management, among others) and assigns a percentage weighting to those criteria based on the Investment Manager’s assessment of which ESG criteria are more or less important. As part of this analysis, the Investment Manager may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. After evaluating these criteria and applying the established weightings, the Investment Manager will assign each company, issuer or country, as applicable, a proprietary ESG rating ranging from a 5.0 to a 1.0 with 5.0 indicating the highest (best) ESG rating and 1.0 indicating the lowest (worst) ESG rating. In order to meet the Investment Manager’s ESG criteria for purposes of the above-referenced non-fundamental investment policy, a company or issuer must generally be rated 2.5 or above by the Investment
Manager. While the Investment Manager may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.
For corporate credit (i.e., investment grade-rated and below investment grade-rated securities), the Investment Manager also applies a momentum factor in determining the ESG rating of a company or issuer based on the Investment Manager’s view of whether the performance of the company or issuer under the relevant ESG criteria is expected to improve or decline. If an issuer is rated 2.0 or above and has a positive momentum factor, a company or issuer will be viewed as meeting the Investment Manager’s criteria for purposes of the above-referenced non-fundamental policy. Conversely, if an issuer has a negative momentum factor, it will be viewed as meeting the Investment Manager’s criteria for purposes of the above-referenced non-fundamental policy only if it’s rated a 3.0 or above.
While the Investment Manager may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.
The fund’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria which may include, but are not limited to, those included in the following descriptions. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals. ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supplied from renewable sources, or improve product design to be less resource intensive. Social criteria include, for example, labor practices and supply chain management. ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance criteria include, for example, board composition and executive compensation, as well as bondholders’ rights. ESG measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s or issuer’s strategic ESG objectives.
In the corporate credit sector, the Investment Manager combines fundamental analysis with relevant ESG insights with a forward-looking perspective. The Investment Manager believes that this approach contributes to a more nuanced assessment of an issuer’s credit profile.
The Investment Manager evaluates ESG considerations using independent third-party data (where available), and uses company or issuer disclosures and public data sources. The Investment Manager believes that ESG considerations are best analyzed in combination with a company’s or issuer’s fundamentals, including a company’s or issuer’s industry, location, strategic position, and key relationships. In addition to bonds, the fund may also invest in other fixed-income instruments, including bank loans. In addition to the main investment strategies described above, the fund may make other types of investments, such as investments in equity securities, asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate bank loans. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.